REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$785,642	$567,249	$554,097
Drilling and Evaluation Services	360,273	342,268	322,632
Total revenue from external customers	$1,145,915	$909,517	$876,729

Long-lived assets

	As of
	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$225,612	$239,958
Drilling and Evaluation Services	170,224	173,520
Total Reportable Segments	395,836	413,478
Unallocated assets	46,830	47,583
Total long-lived assets	$442,666	$461,061

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating (loss) / income

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$111,060	$28,717	$(1,858)
Drilling and Evaluation Services	36,461	33,473	(1,238)
Total Reportable Segments	147,521	62,190	(3,096)
Unallocated expenses	(66,818)	(63,107)	(40,236)
Total Operating income / (loss)	80,703	(917)	(43,332)
Interest expense, net	(45,826)	(34,126)	(15,174)
Other (expense) / income, net	(5,031)	5,242	(2,073)
(Loss) / income before income tax	29,846	(29,801)	(60,579)

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	1,132,321	893,635	865,917
Rest of World	13,594	15,882	10,812
Total revenue	$1,145,915	$909,517	$876,729

Long-lived assets by geographic area

	As of
	December 31, 2023		December 31, 2022
Geographic area:
Domestic (British Virgin Islands)	$		$-
MENA		431,002	443,967
Rest of World		11,664	17,094
Total long-lived assets		$442,666	$461,061